Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Properties (Details)	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, Fixture And Other Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, Fixture And Other Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years